INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2023 and 2022 are as follows in thousands:

	December 31,	December 31,
	2023	2022
Deferred tax assets:
Stock-based compensation	$1,438	$2,575
Assets	1,304	2,752
Liability accruals	324	323
R&D Credit	1,372	1,372
Capital Loss	528	528
Deferred state tax	(2,065)	(2,146)
Net operating loss carry forward	10,489	53,456
Total gross deferred tax assets	13,390	58,860
Less - valuation allowance	(13,390)	(58,860)
Net deferred tax assets	$-	$-